12. Deferred taxes (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	R$ 51,571
2021 [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	1,438
2022 [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	9,128
2023 [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	12,657
2024 Thereafter [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	13,191
2025 to 2030 [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Total	R$ 15,157